24 Subsequent events (Details Narrative) R$ in Thousands, $ in Thousands	Apr. 30, 2021	Apr. 27, 2021 USD ($)	Apr. 16, 2021 BRL (R$)	Apr. 08, 2021 BRL (R$)	Mar. 31, 2021	Mar. 25, 2021 BRL (R$)	Jan. 31, 2021	Oct. 09, 2020 BRL (R$)	Apr. 27, 2021 BRL (R$)
Events After Reporting Periods [Member]
Disclosure of non-adjusting events after reporting period [line items]
Descrition of Share-based compensation	In April 2021, 139,000 additional stock options were granted, with an exercise price of R$105 (in Brazilian Reais). These stock options will vest in five annual installments.				In March 2021, 65,000 additional stock options were granted, with an exercise price of R$105 (in Brazilian Reais). These stock options will vest in five annual installments.		In January 2021, 545,000 additional stock options were granted, with an exercise price of R$115 (in Brazilian Reais). These stock options will vest in five annual installments.
Events After Reporting Periods [Member] | SoftBank Latin America Fund [member] | Series A perpetual convertible preferred shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate purchase price									R$ 822,000
Descrition of key terms of the perpetual convertible preferred shares		- Entitled to receive 6.5% per annum cumulative dividend payable quarterly and in BRL (payable in USD in BRL equivalent); - Softbank shall have the right at any time, to convert its Series A Preference Shares into 5,917,888 common shares, established at US$25.35 (20% premium in VWAP – US$21.12); - Softbank shall have the right to redeem any time after the 5th year anniversary at 105% premium; - Afya will have the right to force conversion after the 3rd year anniversary if forced conversion trigger conditions are satisfied.
Events After Reporting Periods [Member] | SoftBank Latin America Fund [member] | Series A perpetual convertible preferred shares [member] | USD [member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate purchase price | $		$ 150,000
iClinic participacoes s.a [member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest								100.00%
Aggregate purchase price								R$ 182,656
Acquisition date								Jan. 21, 2021
Description of payement								(i) 61.5% is payable in cash, and (ii) 38.5% is payable with Afya's shares on the transaction closing date.
Transaction costs								R$ 421
Medicinae solutions s.a [member] | Events After Reporting Periods [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest						100.00%
Aggregate purchase price						R$ 5,600
Description of payement						100% was paid in cash on the transaction closing date.
Transaction costs						R$ 169
Business combinations earn out amount						R$ 4,400
Medical harbour aparelhos medico hospitalares e servicos em tecnologia ltda [member] | Events After Reporting Periods [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest				100.00%
Aggregate purchase price				R$ 5,000
Description of payement				100% was paid in cash on the transaction closing date.
Transaction costs				R$ 48
Business combinations earn out amount				R$ 9,000
Cliquefarma drogarias online ltda [member] | Events After Reporting Periods [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest			100.00%
Aggregate purchase price			R$ 19,165
Paid in cash			16,165
Paid in stocks			3,000
Transaction costs			22
Business combinations earn out amount			R$ 3,000